Statement of Invested Capital/Stockholder's Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Invested Capital	Accumulated Other Comprehensive Loss
Total invested equity, beginning balance at Dec. 31, 2010					$ 3,221.4	$ (58.1)
Net income	107.1				107.1
Other comprehensive income (loss)	(17.5)					(17.5)
Net contribution from (distribution to) to CBS					(262.3)
Total invested equity, ending balance at Dec. 31, 2011	2,990.6				3,066.2	(75.6)
Net income	113.4				113.4
Other comprehensive income (loss)	9.6					9.6
Net contribution from (distribution to) to CBS					(269.7)
Total invested equity, ending balance at Dec. 31, 2012	2,843.9				2,909.9	(66.0)
Net income	19.9				19.9
Other comprehensive income (loss)	(2.1)					(2.1)
Net contribution from (distribution to) to CBS	(2.5)				(2.5)
Total invested equity, ending balance at Mar. 31, 2013	2,859.2				2,927.3	(68.1)
Total invested equity, beginning balance at Dec. 31, 2012	2,843.9				2,909.9	(66.0)
Net income	143.5				143.5
Other comprehensive income (loss)	(9.1)					(9.1)
Net contribution from (distribution to) to CBS					(223.9)
Shares of common stock	0
Total invested equity, ending balance at Dec. 31, 2013	2,754.4				2,829.5	(75.1)
Net income	8.4			7.3	1.1
Other comprehensive income (loss)	2.0					2.0
Net contribution from (distribution to) to CBS	44.5		44.5
Conversion to stockholders' equity (shares)		97,000,000
Conversion to stockholders' equity	0	1.0	2,829.6		(2,830.6)
Distribution of debt proceeds to CBS	(1,523.8)		(1,523.8)
Total stockholders' equity, ending balance	$ 1,285.5	$ 1.0	$ 1,350.3	$ 7.3	$ 0	$ (73.1)
Shares of common stock	97,000,000	97,000,000
Total invested equity, ending balance at Mar. 31, 2014